UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2001

Check here if Amendment [ X ]; Amendment Number:   1
                                                ------
This Amendment (Check only one.):  [ X ] is a restatement.
                                   [   ] adds new holding
                                   entries.

Institutional Investment Manager Filing this Report:

Name:     Ronald Sadoff's Major Trends
Address:  250 W. Coventry Court
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Ronald Sadoff
Title:         Sole Proprietor
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:


 /s/Ronald Sadoff         Milwaukee, Wisconsin      May 8, 2001
----------------------    --------------------    --------------
     (Signature)              (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:     None
                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           46

Form 13F Information Table Value Total:    $189, 791(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.







                          RONALD SADOFF'S MAJOR TRENDS
                                    FORM 13F
                                 March 31, 2001

                                                                                       Voting Authority

                         Title
                           of              Value   Shares/  Sh/Put/ Invstmt  Other
     Name of Issuer      class   CUSIP   (x$1000)  Prn Amt  PrnCall Dscretn Managers  Sole   Shared None
AMERICAN EXPRESS CO      COM    025816109    13,798  334,103 SH       Sole             334,103
AMERICAN INTL GROUP      COM    026874107     7,976   99,081 SH       Sole              99,081
AMGEN                    COM    031162100       428    7,110 SH       Sole               7,110
APPLE COMPUTER           COM    037833100     2,471  111,980 SH       Sole             111,980
BAXTER INTERNATIONAL INC COM    071813109     9,599  101,970 SH       Sole             101,970
BEAR STEARNS COS INC     COM    073902108       257    5,616 SH       Sole               5,616
BELLSOUTH CORP           COM    079860102       218    5,336 SH       Sole               5,336
BIOGEN                   COM    090597105     3,004   47,450 SH       Sole              47,450
CITIGROUP                COM    172967101    13,359  297,005 SH       Sole             297,005
DOW JONES                COM    260561105     3,893   74,358 SH       Sole              74,358
EXXON CORP               COM    30231G102       450    5,556 SH       Sole               5,556
FANNIE MAE               COM    313586109    16,590  208,415 SH       Sole             208,415
FREDDIE MAC              COM    313400301    18,055  278,500 SH       Sole             278,500
GANNETT INC              COM    364730101    10,627  177,950 SH       Sole             177,950
GENENTECH                COM    368710406     3,637   72,020 SH       Sole              72,020
GENERAL MILLS            COM    370334104     6,895  160,300 SH       Sole             160,300
GENERAL MTRS CORP        COM    370442105     3,812   73,520 SH       Sole              73,520
GOLDMAN SACHS            COM    38141G104       691    8,125 SH       Sole               8,125
GREAT ATLANTIC           COM    390064103       238   26,000 SH       Sole              26,000
INTERNATIONAL BUS MACH   COM    459200101     6,199   64,450 SH       Sole              64,450
KNIGHT RIDDER INC        COM    499040103     2,487   46,305 SH       Sole              46,305
KROGER                   COM    501044101       551   21,350 SH       Sole              21,350
LEHMAN BROTHERS          COM    524908100     1,049   16,725 SH       Sole              16,725
MARSH & MCLENNAN         COM    571748102     5,742   60,425 SH       Sole              60,425
MCCORMICK & CO           COM    579780206     2,765   65,850 SH       Sole              65,850
MEDIA GENERAL            COM    584404107       705   15,295 SH       Sole              15,295
MELLON FINANCIAL CORP    COM    58551A108     5,219  128,800 SH       Sole             128,800
MERCK & CO INC           COM    589331107       248    3,270 SH       Sole               3,270
MERRILL LYNCH & CO INC   COM    590188108     3,582   64,650 SH       Sole              64,650
MORGAN STANLEY           COM    617446448     2,813   52,580 SH       Sole              52,580
NAVISTAR                 COM    63934E108       515   22,600 SH       Sole              22,600
NEW YORK TIMES CO CL A   COM    650111107     9,616  234,706 SH       Sole             234,706
PERKINELMER INC          COM    714046109       606   11,550 SH       Sole              11,550
PNC FINANCIAL SERVICES   COM    693475105     5,244   77,400 SH       Sole              77,400
SAFEWAY INC COM NEW      COM    786514208     3,689    66898 SH       Sole              66,898
SBC COMMUN INC           COM    78387G103       238    5,328 SH       Sole               5,328
SCHWAB CHARLES CP NEW    COM    808513105       572   37,075 SH       Sole              37,075
SOUTHWEST AIRLS CO       COM    844741108     2,658  149,738 SH       Sole             149,738
ST JUDE MEDICAL INC      COM    790849103     1,031   19,150 SH       Sole              19,150
TEKTRONIX INC            COM    879131100     2,160   79,150 SH       Sole              79,150
TOOTSIE ROLL INDS        COM    890516107       701   15,185 SH       Sole              15,185
TRIBUNE CO NEW           COM    896047107     4,911  120,552 SH       Sole             120,552
UNISYS                   COM    909214108       390   27,875 SH       Sole              27,875
WASHINGTON POST          COM    939640108     9,169   15,863 SH       Sole              15,863
WEIS MKTS INC            COM    948849104       248    7,100 SH       Sole               7,100
WHITE MOUNTAINS INS GRP  COM    G9618E107       685    2,085 SH       Sole               2,085
REPORT SUMMARY           46                 189,791